Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

5.    Accounts Receivable

Net accounts receivable were comprised of the following:

In thousands	2011	2010
Trade receivables	$125,198	$124,427
Allowance for doubtful accounts	(5,326)	(5,071)
Allowance for sales returns	(7,034)	(7,116)

Accounts receivable, net	$112,838	$112,240